Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Allowance for doubtful accounts	$ 32,457		$ 32,457	$ 0
Estimated useful lives	3 years		3 years
IDoc Virtual Telehealth Solutions, Inc.
Summary of Significant Accounting Policies
One-time transaction expenses for professional fees, including legal, taxation, business consulting, and auditing services	$ 92,000	$ 140,769	$ 358,471	587,852
Allowance for doubtful accounts	1,666,139		$ 1,576,415	1,038,956
Amortization intangible assets long lived life			5 years
Fair value of goodwill			$ 0	95,076
Customer list cost related to business acquisition				15,000
Customer list related to business acquisition			0	12,000
Amortization expenses			3,000	3,000
Impairment charges on long lived intangible assets	$ 0	$ 0	$ 104,076	$ 0
Maximum | IDoc Virtual Telehealth Solutions, Inc.
Summary of Significant Accounting Policies
Revenue from contract with customer contractual term	3 years		3 years
Estimated useful lives	10 years		10 years
Minimum | IDoc Virtual Telehealth Solutions, Inc.
Summary of Significant Accounting Policies
Revenue from contract with customer contractual term	2 years		2 years
Expected performance period	3 years		3 years
Estimated useful lives	3 years		3 years
Encompass Healthcare Billing, LLC | IDoc Virtual Telehealth Solutions, Inc.
Summary of Significant Accounting Policies
Subsidiary, ownership percentage	100.00%		100.00%